Basis of Presentation (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended					12 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended	0 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 franchisedandcompanyownedoffices	Dec. 31, 2010 franchisedandcompanyownedoffices	Dec. 31, 2009 franchisedandcompanyownedoffices	Jul. 31, 2006 Independent_Companies	Dec. 31, 2011 United States [Member] employees franchisedandcompanyownedoffices	Dec. 31, 2011 All Other Countries [Member] Brokerage_Offices employees Countries	Jun. 30, 2012 Stock Options [Member]	Jun. 30, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Jun. 30, 2012 Convertible Notes Payable [Member]	Sep. 28, 2012 Reverse Stock Split [Member]	Dec. 31, 2011 Common Class A [Member]	Dec. 31, 2010 Common Class A [Member]	Sep. 27, 2012 Common Class A [Member] Realogy Holdings [Member]	Jun. 30, 2012 Common Class A [Member] Realogy Holdings [Member]	Dec. 31, 2011 Common Class A [Member] Realogy Holdings [Member]	Dec. 31, 2011 Common Class B [Member]	Dec. 31, 2010 Common Class B [Member]	Sep. 27, 2012 Common Class B [Member] Realogy Holdings [Member]	Jun. 30, 2012 Common Class B [Member] Realogy Holdings [Member]	Dec. 31, 2011 Common Class B [Member] Realogy Holdings [Member]
Basis of Presentation [Abstract]
Number of independent companies								4
Independent companies per business unit								1
Stockholders' Equity Reverse Stock Split Numerator																	1
Stockholders' Equity, Reverse Stock Split Denominator																	25
Number of offices					724	746	758		14,000
Number of independent sales associates									245,800	42,100
Number of countries in which the Company operates										100
Number of real estate brokerage offices										725
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount											2,000,000	0	0	0	0	81,000,000
Income tax expense	$ 8	$ 1	$ 15	$ 2	$ 32	$ 133	$ (50)
Increase (Decrease) in Deferred Income Taxes			12
Income Tax Expense, Foreign and State Jurisdictions			3
Restricted Cash and Cash Equivalents	10		10		7
Net periodic pension cost	1	1	3	2	3	3
Defined Benefit Plan, Interest Cost and Amortization of Gains (Losses)	3	3	6	5
Expected return on plan assets	$ 2	$ 2	$ 3	$ 3	$ 7	$ 6
Common Stock, Shares, Outstanding																		4,200	0	4,200	4,200	4,200	8,017,080	8,017,240	8,017,080	8,017,080	8,017,080